UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258)

Exact name of registrant as specified in charter: Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.3%)(a)
		Principal
	Rating(RAT)	amount	Value

Arizona (93.8%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$502,405
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. B, 5s, 1/1/22	Aa1	1,500,000	1,546,500
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	716,499
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	400,000	402,440
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 7s, 12/1/25 (Prerefunded)	BBB	1,000,000	1,115,580
AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s,
7/1/22	AAA	2,000,000	2,071,140
AZ State U. COP (Research Infrastructure), AMBAC, 5s,
9/1/30	Aaa	1,000,000	1,017,090
AZ State U. Rev. Bonds, FGIC, 5 7/8s, 7/1/25
(Prerefunded)	Aaa	500,000	524,185
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, MBIA
5s, 7/1/31	Aaa	1,500,000	1,520,310
5s, 7/1/25	Aaa	825,000	843,752
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	159,944
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10	Aaa	1,450,000	1,612,632
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11	Aaa	1,100,000	1,264,098
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14	Aaa	2,150,000	2,651,638
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	480,000	491,904
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC,
stepped-coupon 1s (5 1/4s, 7/1/09), 7/1/27 (STP)	Aaa	1,000,000	962,370
Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), Ser. A, 5 7/8s, 5/15/31 (Prerefunded)	AAA	1,500,000	1,626,330
(John C. Lincoln Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	508,990
(Midwestern U.), 5s, 5/15/26	A-	1,200,000	1,209,876
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	1,615,000	1,651,709
Greater AZ Infrastructure Dev. Auth. Rev. Bonds, Ser.
B, MBIA, 5s, 8/1/27	Aaa	1,245,000	1,284,305
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/4s, 7/1/32	A2	1,000,000	994,430
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, MBIA, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	Aaa	3,500,000	4,155,515
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. of New Mexico), Ser. A, 6.3s, 12/1/26	Baa2	1,000,000	1,009,350
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B,
MBIA, 7s, 7/1/12	Aaa	2,000,000	2,287,960
(No. 006 WA Elementary 2004 School Impt.), Ser. A,
FSA, U.S. Govt. Coll., 5s, 7/1/17 (Prerefunded)	Aaa	320,000	338,349
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s,
7/1/09 (Prerefunded)	Aaa	20,000	20,474
Maricopa Cnty., Unified High School Dist. G.O. Bonds
(No. 210 Phoenix), FSA, 4 3/8s, 7/1/23	Aaa	1,000,000	965,030
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth.
Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25 (Prerefunded)	Aaa	1,500,000	1,581,165
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12	Aaa	365,000	421,546
7 1/4s, 7/1/12 (Prerefunded)	Aaa	635,000	733,984
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	Aaa	2,000,000	2,131,880
Northern AZ U. Rev. Bonds
FGIC, 6 1/2s, 6/1/09	Aaa	1,725,000	1,806,092
AMBAC, 5s, 6/1/22	Aaa	1,145,000	1,191,498
Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien
Wtr.), MBIA, 5s, 7/1/23	Aaa	1,195,000	1,228,926
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	1,000,000	1,041,650
Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	1,500,000	1,569,135

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
(Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19	Aaa	1,000,000	1,059,800
Ser. A, FSA, 5 1/4s, 7/1/14	Aaa	1,970,000	2,009,971
Ser. A, FSA, 5 1/4s, 7/1/13	Aaa	1,620,000	1,653,923
Ser. A, FSA, 5 1/4s, 7/1/11	Aaa	2,010,000	2,053,898
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC
zero %, 7/1/43	Aaa	1,000,000	801,370
zero %, 7/1/32	Aaa	1,000,000	802,820
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds
(Civic Plaza Expansion), Ser. A, FGIC, 5s, 7/1/22	Aaa	1,000,000	1,040,630
Ser. A, MBIA, 4 3/4s, 7/1/26	Aaa	1,415,000	1,416,005
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, MBIA, 5s, 7/1/28	Aaa	1,000,000	1,021,960
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23	Aaa	1,040,000	1,042,600
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev.
Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	Aaa	1,000,000	1,016,170
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 3.98s, 1/1/31	A-1+	1,519,000	1,519,000
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	125,000	116,258
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	200,000	193,460
Scottsdale, G.O. Bonds (Projects 1999 & 2000), 5s,
7/1/24	Aaa	510,000	522,429
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s,
9/1/17	Aaa	1,000,000	1,020,000
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	500,000	541,610
(Scottsdale Hlth. Care), 5.7s, 12/1/21 (Prerefunded)	A3	1,000,000	1,079,350
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	965,712
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), MBIA
5 5/8s, 9/1/28	Aaa	1,250,000	1,354,450
5 5/8s, 9/1/23	Aaa	640,000	692,774
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	Aaa	2,215,000	2,259,654
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	201,980
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AAA	1,330,000	1,350,735
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	1,000,000	1,006,170
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Christian Care), Ser. A, 6s, 7/1/30 (Prerefunded)	AA	1,000,000	1,068,390
U. of AZ, COP (U. of AZ Parking & Student Hsg.),
AMBAC, 5 3/4s, 6/1/24 (Prerefunded)	Aaa	2,000,000	2,070,360
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	1,025,486
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,020,820
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	447,890
			77,536,356

Puerto Rico (3.5%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/17	BBB+	1,000,000	1,038,610
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	Baa3	500,000	510,590
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,060,820
PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	Aaa	1,500,000	264,885
			2,874,905

Virgin Islands (2.0%)
VI Pub. Fin. Auth. Rev. Bonds
FGIC, 5s, 10/1/24	Aaa	500,000	520,705
(Hovensa Refinery Fac.), 4.7s, 7/1/22	BBB	400,000	365,924
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	794,680
			1,681,309

TOTAL INVESTMENTS

Total investments (cost $80,068,965) (b)			$82,092,570

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$850,000	(E) 2/28/18	3.846%	USD-SIFMA Municipal Swap
			Index	$(3,027)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$500,000 (F)	2/28/08	--	Municipal Market	$94
			Data AAA
			municipal 10
			Year rate

Lehman Brothers Special Financing, Inc.
500,000	2/29/08	--	4.27% minus	58
			Lehman Brothers
			Municipal Swap
			Index

Total				$152

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $82,709,328.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $80,068,965, resulting in gross unrealized appreciation and depreciation of $2,742,285 and $718,680, respectively, or net unrealized appreciation of $2,023,605.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

At August 31, 2007, liquid assets totaling $123 have been designated as collateral for open swap contracts.

The rates shown on VRDN are the current interest rates at August 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Health care	17.3%
Local government	17.3
Utilities and power	14.3
Education	11.5

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

MBIA	23.8%
AMBAC	16.1
FGIC	14.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007